Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Discontinued Operations

Note 12 – Discontinued Operations

During the fiscal year ended 2023, Creatd, Inc. disposed of a series of five subsidiaries: WHE Agency, Plant Camp, Dune, Denver Bodega, and Brave. Denver Bodega and Brave were acquired by another, non-affiliated entity and Plant Camp, WHE Agency, and Dune ceased operations, all due to a strategic shift in the Company to focus on its flagship product, Vocal. Due to these and other circumstances surrounding the disposal, Management believes the disposal of the five subsidiaries may be classified as discontinued operations on the Company’s consolidated financial statements. As of the end of the financial year, the results from these subsidiaries are presented separately on the consolidated statements of operations and comprehensive loss as discontinued operations.

An analysis of the financial results of the discontinued operation is as follows:

Discontinued Operations Consolidated Balance Sheets

	For the Year Ended	For the Year Ended
Assets	December 31, 2024	December 31, 2023
Current assets
Cash	$-	$2,150
Accounts receivable, net	-	-
Inventory	-	-
Prepaid expenses and other current assets	-	-
Total Current assets	-	2,150

Intangible assets	-	-
Goodwill	-	-
Deposits and other assets	-	-
Total Assets	$-	$2,150

Liabilities and Stockholders’ Deficit
Current Liabilities
Accounts payable and accrued liabilities	$-	-
Note payable, net of debt discount and issuance costs	-	-
Deferred revenue	-	-
Total Current Liabilities	-	-

Investment from Parent	-	-
Total Liabilities	-	-

Stockholders’ Equity (Deficit)
Accumulated deficit	-	2,150
Accumulated other comprehensive income	-	-
Total Creatd, Inc. Stockholders’ Equity (Deficit)	-	2,150
Non-controlling interest in consolidated subsidiaries	-	-

Total Liabilities and Stockholders’ Equity (Deficit)	$-	$2,150

As of December 31, 2023, all assets and liabilities of the discontinued subsidiaries had been transferred to the parent company, assigned to a third party, or disposed of.

Discontinued Operations Consolidated Statements of Operations

	For the Year Ended	For the Year Ended
	December 31, 2024	December 31, 2023

Net revenue	$-	$662,987
Cost of revenue	-	884,565
Gross loss	-	(221,578)
Operating expenses
Compensation	-	265,969
Marketing	-	291,173
Impairment of goodwill	-	46,460
Impairment of intangible assets	-	109,622
General and administrative	-	175,822
Total operating expenses	-	889,046
Loss from operations	-	(1,110,624)
Other income (expenses)
Other income	-	-
Interest expense	-	(7,830)
Accretion of debt discount and issuance cost	-	-
Settlement of vendor liabilities	-	183,908
Other income (expenses), net	-	176,078
Loss before income tax provision	-	(934,546)
Income tax provision	-	-
Net Loss	-	(934,546)
Non-controlling interest in net loss	-	-
Net Loss attributable to Creatd, Inc.	$-	$(934,546)

Revenue for the discontinued entities was $0 for the year ended December 31, 2024 and $662,987 for the year ended December 31, 2023. Cost of revenue for the discontinued entity for the year ended December 31, 2024, was $0 as compared to $884,565 for the year ended December 31, 2023. Operating expenses for the discontinued entities for the year ended December 31, 2024, were $0 as compared to $889,046 for the year ended December 31, 2023. Loss from operations for the discontinued entities for the year ended December 31, 2024, was $0 as compared to $1,110,624 for the year ended December 31, 2023.